Leases (Tables)	12 Months Ended
Dec. 31, 2014
LEASES [Abstract]
Leases
Amount
2015	$209,885
2016	170,306
2017	166,753
2018	151,952
2019	122,667
2020 and thereafter	421,251
$1,242,814